Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	€ 26,430	€ 33,035	€ 47,370
Germany [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	19,538	23,809	46,979
Switzerland [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	1,628	1,186	222
Ireland [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	1,223	1,944
Spain [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	1,071	3,371	17
Netherlands [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	872	491
Austria [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total		750	4
United States of America [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	731		29
Other European Countries [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of current taxes and deferred taxes [Line Items]
Revenue by region total	€ 1,367	€ 1,482	€ 118